Share-based Compensation - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Employees, Non-vested Ending Balance	210,900
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Employees, Non-vested Beginning Balance	23,809,190
Options to Employees, Granted		23,809,190
Options to Employees, Vested	(7,000,739)
Options to Employees, Forfeited	(3,475,844)
Options to Employees, Non-vested Ending Balance	13,332,607	23,809,190
Weighted Average Grant-Date Fair Value, Non-vested Beginning Balance	¥ 4.20
Weighted Average Grant-Date Fair Value, Granted		¥ 4.20
Weighted Average Grant-Date Fair Value, Non-vested Ending Balance	¥ 4.20	¥ 4.20